Defined Benefit Plans - Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon United Kingdom [member] - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (48)	€ (34)
Decrease in actuarial assumptions	54	38
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(306)	(235)
Decrease in actuarial assumptions	414	313
Finance actuarial assumption on price inflation by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	130	119
Decrease in actuarial assumptions	€ (281)	€ (192)